                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-07795
                                   ---------------------------------------------

                            J.P. Morgan Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York,             NY 10036
 -------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   -----------------------------

Date of fiscal year end:   October 31, 2004
                         -------------------------------------------------------

Date of reporting period:  January 31, 2005
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                         JPMORGAN GLOBAL HEALTHCARE FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN GLOBAL HEALTHCARE FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 99.5%

                  COMMON STOCKS -- 99.0%
                  CZECH REPUBLIC -- 0.4%
              1   Zentiva NV, GDR, Regulation S * +                    $            28

                  FRANCE -- 3.3%
              3   Sanofi-Aventis (f) (l) +                                         222

                  GERMANY -- 3.8%
              4   Bayer AG (f) +                                                   141
              0^  Lanxess AG * +                                                     8
              2   Schering AG (f) +                                                104
                                                                       ---------------
                                                                                   253

                  ISRAEL -- 1.1%
              3   Teva Pharmaceutical Industries LTD, ADR +                         75

                  JAPAN -- 3.6%
              7   Sankyo Co., LTD (f) +                                            156
              3   Suzuken Co., LTD (f) +                                            82
                                                                       ---------------
                                                                                   238

                  SWITZERLAND -- 15.5%
             10   Novartis AG (f) +                                                486
              4   Roche Holding AG (f) +                                           447
              1   Synthes, Inc. * (f) +                                             99
                                                                       ---------------
                                                                                 1,032

                  UNITED KINGDOM -- 6.5%
              7   AstraZeneca PLC (f) +                                            268
              7   GlaxoSmithKline PLC (f) +                                        161
                                                                       ---------------
                                                                                   429

                  UNITED STATES -- 64.8%
              2   Able Laboratories, Inc. * +                                       34
              4   Adolor Corp. * +                                                  35
              1   Aetna, Inc. +                                                     80
              5   Amgen, Inc. * +                                                  333
              2   AtheroGenics, Inc. * +                                            32
              5   Baxter International, Inc. +                                     158
              2   Biogen Idec, Inc. * +                                            160
              7   Boston Scientific Corp. * +                                      229
              3   Cubist Pharmaceuticals, Inc. * +                                  35
              3   CV Therapeutics, Inc. * +                                         57
              5   Cypress Bioscience, Inc. * +                                      73
              2   Cytokinetics, Inc. * +                                            20
              7   Eli Lilly & Co. +                                                400
              3   Forest Laboratories, Inc. * +                                    106

              2   Genentech, Inc. * +                                               88
              4   Gilead Sciences, Inc. * +                                        139
              2   Guidant Corp. +                                                  140
              2   HCA, Inc. +                                                       70
              4   Incyte Corp. * +                                                  35
              9   Johnson & Johnson +                                              609
              1   Medicis Pharmaceutical Corp., Class A +                           33
              2   Merck & Co., Inc. +                                               65
              1   OSI Pharmaceuticals, Inc. * +                                     36
              1   PacifiCare Health Systems * +                                     57
             23   Pfizer, Inc. +                                                   550
              2   Sepracor, Inc. * +                                                90
              1   Valeant Pharmaceuticals International +                           33
              2   WellPoint, Inc. * +                                              278
              5   Wyeth +                                                          212
              1   Zimmer Holdings, Inc. * +                                        127
                                                                       ---------------
                                                                                 4,314
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $5,677)                                                  6,591
                  --------------------------------------------------------------------

             SHORT - TERM INVESTMENTS - 0.5%

                  MONEY MARKET FUND -- 0.5%

             30   JPMorgan Prime Money Market Fund (a)
                  (Cost $30)                                                        30

--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 99.5%                                     6,621
                  (COST $5,707)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                     32
                  NET ASSETS -- 100.0%                                           6,653
--------------------------------------------------------------------------------------


                  Percentages indicated are based on net assets.

   SHARES                    COLLATERAL INVESTMENTS                       VALUE
--------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
            176   Morgan Stanley Institutional Liquidity Funds         $           176

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                             PERCENTAGE
---------------------------------------------------------------
Pharmaceuticals                                            66.6%
Health Care/Health Care Services                           18.6
Biotechnology                                              11.6
Chemicals                                                   2.2
Other (less than 1%)                                        0.5
---------------------------------------------------------------
Total                                                      99.5%
---------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(in thousands)

                                                                     NET UNREALIZED
                                       SETTLEMENT       VALUE         APPRECIATION
                          SETTLEMENT     VALUE        AT 1/31/05     (DEPRECIATION)
      CONTRACTS TO BUY       DATE        (USD)          (USD)             (USD)
------------------------------------------------------------------------------------
        48      AUD for
        20      GBP         2/15/05    $       38**   $       38**   $            (-)^
       426      DKK         2/15/05            75             75                  (-)^
       114      EUR         2/15/05           148            148                  (-)^
       151      GBP         2/15/05           277            285                   8
    27,405      JPY         2/15/05           263            265                   2
                                       ----------     ----------     ---------------
                                       $      801     $      811     $            10
                                       ==========     ==========     ===============

                                                                     NET UNREALIZED
                                       SETTLEMENT       VALUE         APPRECIATION
                          SETTLEMENT     VALUE        AT 1/31/05     (DEPRECIATION)
  CONTRACTS TO SELL          DATE        (USD)          (USD)             (USD)
------------------------------------------------------------------------------------
       384      CHF          2/15/05   $      324     $      323     $             1
        93      DKK          2/15/05           16             16                  (-)^
       188      EUR          2/15/05          247            245                   2
    17,616      JPY          2/15/05          170            171                  (1)
                                       ----------     ----------     ---------------
                                       $      757     $      755     $             2
                                       ==========     ==========     ===============

^ Amount rounds to less than one thousand.

** For cross-currency exchange contracts, the settlement value is the market value at 1/31/05 of the currency being sold, and the value at 1/31/05 is the market value at 1/31/05 of the currency being bought.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows:

                      GROSS             GROSS          NET UNREALIZED
  AGGREGATE         UNREALIZED        UNREALIZED        APPRECIATION
    COST           APPRECIATION      DEPRECIATION      (DEPRECIATION)
----------------------------------------------------------------------
$         5,707   $         1,260   $          (346)   $           914

Abbreviations:

  ^  -  Amount rounds to less than one thousand.
  *  -  Non-income producing security.
  +  -  All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
(c)  -  Investment of cash collateral for portfolio securities on loan.
(f) - Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amount in thousands):

                          MARKET VALUE    PERCENTAGE
                          ------------   ------------
                          $      2,166       32.71%

(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR  -  American Depository Receipt.
AUD  -  Australian Dollar.
CHF  -  Swiss Franc.
DKK  -  Danish Krone.
EUR  -  Euro Dollar.
GBP  -  Great Britain Pound.
GDR  -  Global Depository Receipt.
JPY  -  Japanese Yen.
USD  -  United States Dollar.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                   JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 99.5%

                  COMMON STOCKS -- 99.5%
                  AEROSPACE -- 2.3%
              3   General Dynamics Corp.                               $           341
             15   Lockheed Martin Corp.                                            856
             25   Northrop Grumman Corp.                                         1,292
             18   Raytheon Co.                                                     672
             20   United Technologies Corp.                                      2,041
                                                                       ---------------
                                                                                 5,202

                  APPAREL -- 1.2%
              6   Coach, Inc. *                                                    325
             22   Jones Apparel Group, Inc.                                        751
             19   Nike, Inc., Class B                                            1,611
                                                                       ---------------
                                                                                 2,687

                  AUTOMOTIVE -- 1.3%
             63   Ford Motor Co.                                                   826
             21   General Motors Corp.                                             758
              6   Harley-Davidson, Inc.                                            356
              9   Johnson Controls, Inc.                                           527
              6   Lear Corp.                                                       335
                                                                       ---------------
                                                                                 2,802

                  BANKING -- 6.6%
             84   Bank of America Corp.                                          3,876
             10   Compass Bancshares, Inc.                                         454
              8   First Horizon National Corp.                                     328
             12   KeyCorp                                                          398
             37   Mellon Financial Corp.                                         1,088
             47   North Fork Bancorporation, Inc.                                1,348
              4   PNC Financial Services Group, Inc.                               199
             11   State Street Corp.                                               471
             38   The Bank of New York Co., Inc.                                 1,120
             63   U.S. Bancorp                                                   1,901
             19   Wachovia Corp.                                                 1,064
             38   Wells Fargo & Co.                                              2,342
                                                                       ---------------
                                                                                14,589

                  BIOTECHNOLOGY -- 1.5%
             35   Amgen, Inc. *                                                  2,196
              6   Biogen Idec, Inc. *                                              390
             19   Gilead Sciences, Inc. *                                          626
              2   Medimmune, Inc. *                                                 52
                                                                       ---------------
                                                                                 3,264

                  BUSINESS SERVICES -- 1.0%
              3   Automatic Data Processing, Inc.                                  113
             13   Cendant Corp.                                                    313
              7   Computer Sciences Corp. *                                        344
             25   First Data Corp.                                               1,004
             13   SunGard Data Systems, Inc. *                                     344
                                                                       ---------------
                                                                                 2,118

                  CHEMICALS -- 1.3%

             10   Air Products & Chemicals, Inc.                                   595
              5   PPG Industries, Inc.                                             344
             14   Praxair, Inc.                                                    595
              9   Rohm & Haas Co.                                                  380
             20   The Dow Chemical Co.                                             970
                                                                       ---------------
                                                                                 2,884

                  COMPUTER NETWORKS -- 1.4%
            153   Cisco Systems, Inc. *                                          2,765
             15   Juniper Networks, Inc. *                                         364
                                                                       ---------------
                                                                                 3,129

                  COMPUTER SOFTWARE -- 3.8%
              2   Adobe Systems, Inc.                                               91
              5   BMC Software, Inc. *                                              76
            225   Microsoft Corp.                                                5,917
            151   Oracle Corp. *                                                 2,081
              8   VERITAS Software Corp. *                                         211
                                                                       ---------------
                                                                                 8,376

                  COMPUTERS/COMPUTER HARDWARE -- 4.3%
             61   Dell, Inc. *                                                   2,544
             76   EMC Corp. *                                                    1,002
             57   Hewlett-Packard Co.                                            1,115
             35   International Business Machines Corp.                          3,242
              5   Lexmark International, Inc., Class A *                           383
             31   NCR Corp. *                                                    1,073
             40   Sun Microsystems, Inc. *                                         173
                                                                       ---------------
                                                                                 9,532

                  CONSTRUCTION -- 0.8%
             11   Centex Corp.                                                     675
              5   D.R. Horton, Inc.                                                191
              2   KB Home                                                          206
              7   Lennar Corp., Class A                                            395
              5   Pulte Homes, Inc.                                                304
                                                                       ---------------
                                                                                 1,771

                  CONSUMER PRODUCTS -- 4.2%
             58   Altria Group, Inc.                                             3,707
              3   Fortune Brands, Inc.                                             214
             73   Procter & Gamble Co.                                           3,881
             29   The Gillette Co.                                               1,453
                                                                       ---------------
                                                                                 9,255

                  DIVERSIFIED -- 4.6%
            219   General Electric Co.                                           7,916
             62   Tyco International LTD (Bermuda)                               2,226
                                                                       ---------------
                                                                                10,142

                  ENTERTAINMENT/LEISURE -- 0.6%
             18   Carnival Corp.                                                 1,059
              8   International Game Technology                                    254
                                                                       ---------------
                                                                                 1,313

                  ENVIRONMENTAL SERVICES -- 0.1%
             12   Nalco Holding Co. *                                              223

                  FINANCIAL SERVICES -- 8.9%
              8   Capital One Financial Corp.                                      612
             17   CIT Group, Inc.                                                  694
            149   Citigroup, Inc.                                                7,300
             35   Countrywide Financial Corp.                                    1,302
              7   Fannie Mae                                                       442
             14   Freddie Mac                                                      930
             14   Goldman Sachs Group, Inc.                                      1,542
             19   Janus Capital Group, Inc.                                        286

             33   MBNA Corp.                                                       867
             61   Morgan Stanley                                                 3,388
             50   The Charles Schwab Corp.                                         562
             52   Washington Mutual, Inc.                                        2,094
                                                                       ---------------
                                                                                20,019

                  FOOD/BEVERAGE PRODUCTS -- 3.6%
             12   Anheuser-Busch Companies, Inc.                                   575
              2   H.J. Heinz Co.                                                    76
             47   PepsiCo, Inc.                                                  2,532
             18   Sysco Corp.                                                      625
            102   The Coca-Cola Co.                                              4,233
                                                                       ---------------
                                                                                 8,041

                  HEALTH CARE/HEALTH CARE SERVICES -- 3.8%
              9   Aetna, Inc.                                                    1,178
              4   Bausch & Lomb, Inc.                                              270
              4   Baxter International, Inc.                                       122
              6   Biomet, Inc.                                                     238
             23   Boston Scientific Corp. *                                        754
             10   CIGNA Corp.                                                      786
             24   Guidant Corp.                                                  1,741
              6   HCA, Inc.                                                        263
              4   Stryker Corp.                                                    192
              3   UnitedHealth Group, Inc.                                         224
             21   WellPoint, Inc. *                                              2,599
              2   Zimmer Holdings, Inc. *                                          142
                                                                       ---------------
                                                                                 8,509

                  HOTELS/OTHER LODGING -- 0.3%
             10   Hilton Hotels Corp.                                              229
              4   Marriott International, Inc., Class A                            247
              3   Starwood Hotels & Resorts Worldwide, Inc., Class B               185
                                                                       ---------------
                                                                                   661

                  INDUSTRIAL COMPONENTS -- 0.1%
              5   SPX Corp.                                                        218

                  INSURANCE -- 4.3%
             16   AFLAC, Inc.                                                      648
             25   AMBAC Financial Group, Inc.                                    1,946
             27   American International Group, Inc.                             1,788
             14   Genworth Financial, Inc., Class A                                374
             19   Hartford Financial Services Group, Inc.                        1,252
              8   MBIA, Inc.                                                       503
             21   Metlife, Inc.                                                    827
              4   Protective Life Corp.                                            152
             20   The Allstate Corp.                                             1,004
              2   The Progressive Corp.                                            167
             17   The St. Paul Travelers Companies, Inc.                           647
              6   Torchmark Corp.                                                  315
                                                                       ---------------
                                                                                 9,623

                  INTERNET SERVICES/SOFTWARE -- 0.9%
             15   eBay, Inc. *                                                   1,256
              4   Symantec Corp. *                                                  93
             18   Yahoo!, Inc. *                                                   630
                                                                       ---------------
                                                                                 1,979

                  MACHINERY & ENGINEERING EQUIPMENT -- 1.0%
              9   Caterpillar, Inc.                                                802
             14   Deere & Co.                                                      993
              6   Ingersoll-Rand Co., LTD (Bermuda), Class A                       465
                                                                       ---------------
                                                                                 2,260
                  MANUFACTURING -- 1.5%

             25   3M Co.                                                         2,067
             11   Eaton Corp.                                                      775
              3   Honeywell International, Inc.                                     97
              3   Illinois Tool Works, Inc.                                        296
                                                                       ---------------
                                                                                 3,235

                  METALS/MINING -- 0.6%
             46   Alcoa, Inc.                                                    1,370

                  MULTI-MEDIA -- 4.3%
              2   Clear Channel Communications, Inc.                                65
             10   EchoStar Communications Corp., Class A                           302
              4   Fox Entertainment Group, Inc., Class A *                         125
             28   Gannett Co., Inc.                                              2,277
             16   News Corp., Class A                                              269
              7   The E.W. Scripps Co., Class A                                    334
             41   The Walt Disney Co.                                            1,174
            101   Time Warner, Inc. *                                            1,816
              9   Tribune Co.                                                      376
             76   Viacom, Inc., Class B                                          2,828
                                                                       ---------------
                                                                                 9,566

                  OIL & GAS -- 7.4%
             10   Anadarko Petroleum Corp.                                         675
             17   Baker Hughes, Inc.                                               719
             59   ChevronTexaco Corp.                                            3,183
             27   ConocoPhillips                                                 2,507
              4   Cooper Cameron Corp. *                                           231
             31   Devon Energy Corp.                                             1,257
            111   Exxon Mobil Corp.                                              5,713
             15   GlobalSantaFe Corp.                                              537
             20   Rowan Companies, Inc. *                                          552
             25   Unocal Corp.                                                   1,194
                                                                       ---------------
                                                                                16,568

                  PAPER/FOREST PRODUCTS -- 0.6%
              8   Bowater, Inc.                                                    308
              3   Georgia-Pacific Corp.                                             91
             13   International Paper Co.                                          513
              6   Temple-Inland, Inc.                                              375
                                                                       ---------------
                                                                                 1,287

                  PHARMACEUTICALS -- 7.1%
             20   Bristol-Myers Squibb Co.                                         471
             46   Eli Lilly & Co.                                                2,485
             26   Forest Laboratories, Inc. *                                    1,083
              3   Hospira, Inc. *                                                   74
             69   Johnson & Johnson                                              4,444
              3   Medicis Pharmaceutical Corp., Class A                            112
             28   Merck & Co., Inc.                                                781
              3   OSI Pharmaceuticals, Inc. *                                      215
            145   Pfizer, Inc.                                                   3,512
             41   Schering-Plough Corp.                                            755
             11   Sepracor, Inc. *                                                 652
              3   Watson Pharmaceuticals, Inc. *                                    81
             31   Wyeth                                                          1,235
                                                                       ---------------
                                                                                15,900

                  PIPELINES -- 0.1%
             32   Dynegy, Inc., Class A *                                          143

                  REAL ESTATE INVESTMENT TRUST -- 0.5%
              8   CarrAmerica Realty Corp.                                         249
             20   Equity Office Properties Trust                                   551
              6   ProLogis                                                         229
                                                                       ---------------
                                                                                 1,029

                  RESTAURANTS/FOOD SERVICES -- 1.1%

             49   McDonald's Corp.                                               1,588
              6   Wendy's International, Inc.                                      254
             13   Yum! Brands, Inc.                                                616
                                                                       ---------------
                                                                                 2,458

                  RETAILING -- 4.4%
             12   Abercrombie & Fitch Co., Class A                                 618
             11   Bed Bath & Beyond, Inc. *                                        427
              1   Best Buy Co., Inc.                                                75
             11   CVS Corp.                                                        514
              4   Family Dollar Stores, Inc.                                       147
              6   Federated Department Stores, Inc.                                335
             67   Home Depot, Inc.                                               2,757
             16   Kohl's Corp. *                                                   730
             34   Lowe's Companies, Inc.                                         1,919
             12   Staples, Inc.                                                    403
             23   Target Corp.                                                   1,185
              5   The Gap, Inc.                                                    113
             12   The TJX Companies, Inc.                                          293
              4   Walgreen Co.                                                     183
                                                                       ---------------
                                                                                 9,699

                  RETAILING - FOOD & STAPLES -- 1.7%
              4   Costco Wholesale Corp.                                           208
             68   Wal-Mart Stores, Inc.                                          3,537
                                                                       ---------------
                                                                                 3,745

                  SEMI-CONDUCTORS -- 2.9%
             52   Altera Corp. *                                                 1,004
             35   Analog Devices, Inc.                                           1,262
             18   Applied Materials, Inc. *                                        278
             92   Intel Corp.                                                    2,070
              8   Intersil Corp., Class A                                          111
              1   Linear Technology Corp.                                           34
              7   Novellus Systems, Inc. *                                         170
              4   QLogic Corp. *                                                   165
             15   Texas Instruments, Inc.                                          348
             32   Xilinx, Inc.                                                     928
                                                                       ---------------
                                                                                 6,370

                  SHIPPING/TRANSPORTATION -- 1.1%
              8   CSX Corp.                                                        305
              6   FedEx Corp.                                                      540
             18   Norfolk Southern Corp.                                           622
              1   Union Pacific Corp.                                               77
             11   United Parcel Service, Inc., Class B                             829
                                                                       ---------------
                                                                                 2,373

                  STEEL -- 0.4%
             19   United States Steel Corp.                                        974

                  TELECOMMUNICATIONS -- 3.8%
             36   BellSouth Corp.                                                  937
             32   Nextel Communications, Inc., Class A *                           909
             43   QUALCOMM, Inc.                                                 1,599
             83   SBC Communications, Inc.                                       1,969
             21   Sprint Corp. - FON Group                                         499
             70   Verizon Communications, Inc.                                   2,506
                                                                       ---------------
                                                                                 8,419

                  TELECOMMUNICATIONS EQUIPMENT -- 0.7%
             92   Corning, Inc. *                                                1,010
             38   Motorola, Inc.                                                   601
                                                                       ---------------
                                                                                 1,611

                  TOYS & GAMES -- 0.4%
             15   Hasbro, Inc.                                                     294

             30   Mattel, Inc.                                                     591
                                                                       ---------------
                                                                                   885

                  UTILITIES -- 3.0%
              8   Constellation Energy Group, Inc.                                 380
             18   Dominion Resources, Inc.                                       1,228
             16   Edison International                                             516
             12   Entergy Corp.                                                    841
              8   FPL Group, Inc.                                                  598
             24   PG&E Corp. *                                                     856
             36   Pinnacle West Capital Corp.                                    1,484
              4   PPL Corp.                                                        189
             31   XCEL Energy, Inc.                                                567
                                                                       ---------------
                                                                                 6,659
                  Total Common Stocks
                  (Cost $188,585)                                              220,888

                  SHORT - TERM INVESTMENTS - 0.5%

                  WARRANTS -- 0.0%^
                  TELECOMMUNICATIONS EQUIPMENT -- 0.0%
             11   Lucent Technologies, Inc.
                  (Cost $0)                                                         13

                  MONEY MARKET FUND -- 0.5%
          1,110   JPMorgan Prime Money Market Fund (a)
                  (Cost $1,110)                                                  1,110
--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $189,695)                                      $       222,011
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                     77
                  NET ASSETS -- 100.0%                                         222,088
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $222,088.

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                            GROSS             GROSS         NET UNREALIZED
           AGGREGATE     UNREALIZED        UNREALIZED        APPRECIATION
             COST       APPRECIATION      DEPRECIATION      (DEPRECIATION)
     ----------------------------------------------------------------------
     $       189,695   $        40,474   $         8,158    $        32,316

Abbreviations:
               *        -  Non-income producing security.
               ^        -  Amount rounds to less than 0.1%.
               (a)      -  Affiliated. Money market fund registered under the
                           Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                          JPMORGAN MARKET NEUTRAL FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                   VALUE
--------------------------------------------------------------------------------------
                 LONG POSITIONS - 99.1%

                  COMMON STOCKS -- 93.4%
                  AEROSPACE -- 2.0%
              6   Lockheed Martin Corp. **                             $           370
              4   Northrop Grumman Corp. **                                        228
             10   United Technologies Corp. **                                   1,047
                                                                       ---------------
                                                                                 1,645

                  APPAREL -- 0.8%
              8   Nike, Inc., Class B **                                           658

                  AUTOMOTIVE -- 0.5%
              7   Johnson Controls, Inc. **                                        438

                  BANKING -- 7.7%
              6   Astoria Financial Corp. **                                       215
              7   Comerica, Inc. **                                                376
              7   Compass Bancshares, Inc. **                                      318
             11   Doral Financial Corp. (Puerto Rico) **                           467
             14   First Horizon National Corp. **                                  592
              9   FirstMerit Corp. **                                              233
             12   KeyCorp **                                                       384
              8   Mellon Financial Corp. **                                        235
             29   North Fork Bancorporation, Inc. **                               818
             22   State Street Corp. **                                            986
              7   TCF Financial Corp. **                                           186
             18   U.S. Bancorp **                                                  538
              4   Wells Fargo & Co. **                                             251
             13   Zions Bancorporation **                                          888
                                                                       ---------------
                                                                                 6,487

                  BIOTECHNOLOGY -- 1.1%
              9   Amgen, Inc. * **                                                 554
             11   Gilead Sciences, Inc. * **                                       357
                                                                       ---------------
                                                                                   911

                  BUSINESS SERVICES -- 0.7%
             24   Accenture LTD (Bermuda), Class A * **                            625

                  CHEMICALS -- 1.8%
              9   Air Products & Chemicals, Inc. **                                518
             13   Praxair, Inc. **                                                 578
              9   Rohm & Haas Co.                                                  416
                                                                       ---------------
                                                                                 1,512

                  COMPUTER NETWORKS -- 0.5%
             16   Juniper Networks, Inc. * **                                      405

                  COMPUTER SOFTWARE -- 1.4%
             48   Oracle Corp. * **                                                665
              8   SAP AG (Germany), ADR **                                         310

              5   Take-Two Interactive Software, Inc. * **                         162
                                                                       ---------------
                                                                                 1,137

                  COMPUTERS/COMPUTER HARDWARE -- 1.5%
             38   EMC Corp. * **                                                   498
              8   Hewlett-Packard Co. **                                           153
              5   Lexmark International, Inc., Class A * **                        417
             47   Sun Microsystems, Inc. * **                                      203
                                                                       ---------------
                                                                                 1,271

                  CONSTRUCTION -- 0.5%
              8   Lennar Corp., Class A **                                         435

                  CONSTRUCTION MATERIALS -- 0.4%
             10   Masco Corp. **                                                   353

                  CONSUMER PRODUCTS -- 1.3%
              6   Altria Group, Inc. **                                            370
              9   Procter & Gamble Co. **                                          479
              4   The Gillette Co. **                                              203
                                                                       ---------------
                                                                                 1,052

                  DIVERSIFIED -- 2.5%
             10   General Electric Co. **                                          347
             48   Tyco International LTD (Bermuda) **                            1,724
                                                                       ---------------
                                                                                 2,071

                  ENTERTAINMENT/LEISURE -- 0.4%
             10   International Game Technology **                                 310

                  ENVIRONMENTAL SERVICES -- 0.5%
             22   Nalco Holding Co. * **                                           430

                  FINANCIAL SERVICES -- 9.5%
             23   CIT Group, Inc. **                                               916
             37   Citigroup, Inc. **                                             1,815
             21   Countrywide Financial Corp. **                                   777
             23   MBNA Corp. **                                                    619
             36   Morgan Stanley **                                              1,988
            125   The Charles Schwab Corp. **                                    1,399
             11   Washington Mutual, Inc. **                                       448
                                                                       ---------------
                                                                                 7,962

                  FOOD/BEVERAGE PRODUCTS -- 1.6%
             32   The Coca-Cola Co. **                                           1,332

                  HEALTH CARE/HEALTH CARE SERVICES -- 5.7%
              4   Aetna, Inc. **                                                   495
              6   Bausch & Lomb, Inc. **                                           466
              7   Baxter International, Inc. **                                    230
             20   Biomet, Inc. **                                                  837
             33   Boston Scientific Corp. * **                                   1,102
             11   Guidant Corp. **                                                 819
             16   McKesson Corp. **                                                562
              2   WellPoint, Inc. * **                                             267
                                                                       ---------------
                                                                                 4,778

                  HOTELS/OTHER LODGING -- 1.1%
              9   Marriott International, Inc., Class A **                         537
              6   MGM Mirage * **                                                  402
                                                                       ---------------
                                                                                   939

                  INDUSTRIAL COMPONENTS -- 0.0%^
              0^^ SPX Corp. **                                                       4

                  INSURANCE -- 8.8%
             22   AFLAC, Inc. **                                                   861
             19   AMBAC Financial Group, Inc. **                                 1,438
             31   Genworth Financial, Inc., Class A **                             809
              4   MBIA, Inc. **                                                    209
             36   RenaissanceRe Holdings LTD (Bermuda) **                        1,828
             12   The St. Paul Travelers Companies, Inc. **                        462
             46   Willis Group Holdings LTD (United Kingdom) **                  1,795
                                                                       ---------------
                                                                                 7,402

                  MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
             13   Deere & Co. **                                                   896

                  MANUFACTURING -- 1.1%
              6   3M Co. **                                                        489
              7   Eaton Corp. **                                                   469
                                                                       ---------------
                                                                                   958

                  METALS/MINING -- 0.5%
             14   Alcoa, Inc. **                                                   407

                  MULTI-MEDIA -- 4.3%
             15   EchoStar Communications Corp., Class A **                        442
             11   Gannett Co., Inc. **                                             856
             21   The E.W. Scripps Co., Class A **                                 951
             36   Viacom, Inc., Class B **                                       1,356
                                                                       ---------------
                                                                                 3,605

                  OIL & GAS -- 3.7%
              5   Apache Corp.                                                     245
              8   Baker Hughes, Inc. **                                            351
             15   ChevronTexaco Corp. **                                           821
              8   Devon Energy Corp. **                                            305
              9   GlobalSantaFe Corp. **                                           325
              4   Occidental Petroleum Corp.                                       251
             12   Unocal Corp. **                                                  580
              5   Valero Energy Corp. **                                           245
                                                                       ---------------
                                                                                 3,123

                  PACKAGING -- 0.2%
              9   Smurfit-Stone Container Corp. * **                               141

                  PHARMACEUTICALS -- 4.7%
             13   Eli Lilly & Co. **                                               721
             24   Forest Laboratories, Inc. * **                                   984
             16   Medicis Pharmaceutical Corp., Class A **                         567
             11   OSI Pharmaceuticals, Inc. * **                                   684
             15   Sepracor, Inc. * **                                              829
              4   Watson Pharmaceuticals, Inc. * **                                119
                                                                       ---------------
                                                                                 3,904

                  REAL ESTATE INVESTMENT TRUST -- 7.3%
             23   Camden Property Trust **                                       1,047
             33   CarrAmerica Realty Corp. **                                      986
             20   General Growth Properties, Inc. **                               648
             19   Kimco Realty Corp. **                                          1,007

             21   MACK-CALI Realty Corp. **                                        898
             29   ProLogis **                                                    1,091
              8   Simon Property Group, Inc. **                                    474
                                                                       ---------------
                                                                                 6,151

                  RESTAURANTS/FOOD SERVICES -- 0.8%
              9   McDonald's Corp. **                                              275
              8   Yum! Brands, Inc. **                                             366
                                                                       ---------------
                                                                                   641

                  RETAILING -- 2.4%
             23   Dollar General Corp. **                                          457
              5   Federated Department Stores, Inc. **                             290
              8   Kohl's Corp. * **                                                395
              5   Lowe's Companies, Inc. **                                        296
             11   Staples, Inc. **                                                 360
              4   Target Corp. **                                                  198
                                                                       ---------------
                                                                                 1,996

                  SEMI-CONDUCTORS -- 5.4%
             27   Altera Corp. * **                                                509
             43   Analog Devices, Inc. **                                        1,543
             12   Applied Materials, Inc. * **                                     184
             16   Broadcom Corp., Class A * **                                     500
             33   Intersil Corp., Class A **                                       489
             16   Linear Technology Corp. **                                       589
             12   Microchip Technology, Inc. **                                    318
             13   Xilinx, Inc. **                                                  385
                                                                       ---------------
                                                                                 4,517

                  SHIPPING/TRANSPORTATION -- 0.5%
             11   CSX Corp. **                                                     444

                  STEEL -- 0.0%^
              0^^ United States Steel Corp. **                                      21

                  TELECOMMUNICATIONS -- 1.2%
              0^^ Nextel Communications, Inc., Class A * **                          6
             18   QUALCOMM, Inc. **                                                652
             10   SBC Communications, Inc. **                                      245
              4   Verizon Communications, Inc. **                                  142
                                                                       ---------------
                                                                                 1,045

                  TELECOMMUNICATIONS EQUIPMENT -- 1.2%
             66   Corning, Inc. * **                                               720
             20   Motorola, Inc. **                                                316
                                                                       ---------------
                                                                                 1,036

                  UTILITIES -- 8.7%
             13   Dominion Resources, Inc. **                                      930
             34   Edison International **                                        1,114
             13   FPL Group, Inc. **                                             1,027
             32   Northeast Utilities **                                           600
             12   Pinnacle West Capital Corp. **                                   484
             13   PPL Corp. **                                                     675
             15   SCANA Corp. **                                                   586
             57   Sierra Pacific Resources * **                                    563
             12   Wisconsin Energy Corp. **                                        414

             52   XCEL Energy, Inc. **                                             942
                                                                       ---------------
                                                                                 7,335
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $71,809)                                                78,377
                  --------------------------------------------------------------------

                  WARRANTS -- 0.0%^
                  TELECOMMUNICATIONS EQUIPMENT -- 0.0%^
              0^^ Lucent Technologies, Inc. **
                  (Cost $0)                                                          0^^

                 SHORT - TERM INVESTMENTS - 5.7%

   PRINCIPAL
    AMOUNT
    (USD)
                  U.S. TREASURY SECURITY -- 0.1%
$            50   U.S. Treasury Notes & Bonds, 1.50%, 07/31/05
                  (Cost $50)                                                        50

    SHARES
                  MONEY MARKET FUND -- 5.6%
          4,736   JPMorgan Prime Money Market Fund (a)
                  (Cost $4,736)                                                  4,736
                  --------------------------------------------------------------------
                  Total Short - Term Investments
                  (Cost $4,786)                                                  4,786
--------------------------------------------------------------------------------------
                  TOTAL LONG POSITIONS -- 99.1%
                  (COST $76,595)                                       $        83,163
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                    734
                  NET ASSETS -- 100.0%                                          83,897
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $83,897.

    SHARES        ISSUER                                                   VALUE
--------------------------------------------------------------------------------------
                SHORT POSITIONS - (93.2%)

                  COMMON STOCKS -- (93.2%)
                  ADVERTISING -- (0.4%)
            (25)  Interpublic Group of Companies, Inc. *               $          (321)

                  AEROSPACE -- (1.2%)
            (19)  The Boeing Co.                                                  (972)

                  APPAREL -- (0.3%)
             (6)  Reebok International LTD                                        (290)

                  AUTOMOTIVE -- (2.1%)
            (50)  Delphi Corp.                                                    (379)
             (9)  General Motors Corp.                                            (335)
            (15)  PACCAR, Inc.                                                  (1,032)
                                                                       ---------------
                                                                                (1,746)

                  BANKING -- (10.9%)
             (7)  Bank of Hawaii Corp.                                            (321)
             (7)  Banknorth Group, Inc.                                           (255)
             (8)  Commerce Bancorp, Inc.                                          (449)
            (13)  Commerce Bancshares, Inc.                                       (620)
            (18)  Fulton Financial Corp.                                          (395)
             (5)  Hudson United Bancorp                                           (183)
             (5)  M&T Bank Corp.                                                  (502)
             (8)  Mercantile Bankshares Corp.                                     (400)
            (24)  National City Corp.                                             (839)
             (5)  New York Community Bancorp, Inc.                                 (92)
            (12)  Northern Trust Corp.                                            (532)
            (17)  Regions Financial Corp.                                         (541)
             (4)  UCBH Holdings, Inc.                                             (190)
            (17)  Valley National Bancorp                                         (439)
            (25)  Wachovia Corp.                                                (1,355)
            (27)  Washington Federal, Inc.                                        (711)
            (14)  Webster Financial Corp.                                         (619)
            (19)  Wilmington Trust Corp.                                          (671)
                                                                       ---------------
                                                                                (9,114)

                  BIOTECHNOLOGY -- (1.0%)
             (7)  Chiron Corp. *                                                  (219)
             (5)  Genzyme Corp. *                                                 (309)
            (30)  Human Genome Sciences, Inc. *                                   (360)
                                                                       ---------------
                                                                                  (888)

                  BUSINESS SERVICES -- (0.7%)
            (28)  Electronic Data Systems Corp.                                   (602)

                  CHEMICALS -- (2.5%)
            (26)  Celanese Corp., Ser. A                                          (421)
             (6)  E.I. DuPont de Nemours & Co.                                    (295)
            (11)  Georgia Gulf Corp.                                              (557)
             (6)  Lyondell Chemical Co.                                           (182)
             (9)  Nova Chemicals Corp. (Canada)                                   (393)
             (3)  Potash Corp. of Saskatchewan (Canada)                           (275)

                                                                       ---------------
                                                                                (2,123)

                  COMPUTER SOFTWARE -- (1.0%)

            (0)^^ BEA Systems, Inc. *                                               (1)
            (9)   Business Objects S.A. (France), ADR *                           (232)
            (0)^^ Computer Associates International, Inc.                           (3)
            (9)   Manhattan Associates, Inc. *                                    (195)
           (28)   SalesForce.com, Inc. *                                          (390)
                                                                       ---------------
                                                                                  (821)

                  COMPUTERS/COMPUTER HARDWARE -- (1.6%)
            (5)   Apple Computer, Inc. *                                          (354)
           (11)   Dell, Inc. *                                                    (464)
           (76)   Gateway, Inc. *                                                 (361)
           (11)   Seagate Technology (Cayman Islands) *                           (190)
                                                                       ---------------
                                                                                (1,369)

                  CONSTRUCTION -- (0.4%)
            (9)   D.R. Horton, Inc.                                               (346)

                  CONSUMER PRODUCTS -- (2.6%)
           (14)   Black & Decker Corp.                                          (1,129)
           (10)   Clorox Co.                                                      (570)
           (23)   Newell Rubbermaid, Inc.                                         (491)
                                                                       ---------------
                                                                                (2,190)

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- (2.8%)
           (18)   Agilent Technologies, Inc. *                                    (405)
           (25)   Emerson Electric Co.                                          (1,688)
           (10)   SanDisk Corp. *                                                 (249)
                                                                       ---------------
                                                                                (2,342)

                  ENTERTAINMENT/LEISURE -- (0.2%)
            (3)   Harrah's Entertainment, Inc.                                    (172)

                  ENVIRONMENTAL SERVICES -- (0.5%)
           (13)   Waste Management, Inc.                                          (383)

                  FINANCIAL SERVICES -- (6.3%)
           (22)   American Express Co.                                          (1,179)
            (8)   Capital One Financial Corp.                                     (595)
           (11)   Franklin Resources, Inc.                                        (746)
           (22)   Lehman Brothers Holdings, Inc.                                (1,970)
           (13)   T. Rowe Price Group, Inc.                                       (802)
                                                                       ---------------
                                                                                (5,292)

                  FOOD/BEVERAGE PRODUCTS -- (2.3%)
           (10)   General Mills, Inc.                                             (525)
           (15)   Hershey Foods Corp.                                             (860)
           (22)   Sara Lee Corp.                                                  (511)
                                                                       ---------------
                                                                                (1,896)

                  HEALTH CARE/HEALTH CARE SERVICES -- (5.8%)
           (17)   Becton, Dickinson & Co.                                         (986)
            (4)   Cardinal Health, Inc.                                           (247)
            (4)   CIGNA Corp.                                                     (321)
           (11)   Edwards Lifesciences Corp. *                                    (448)
           (30)   Medtronic, Inc.                                               (1,575)
           (19)   Stryker Corp.                                                   (924)

            (40)  Tenet Healthcare Corp. *                                        (396)
                                                                       ---------------
                                                                                (4,897)

                  INSURANCE -- (9.0%)
             (9)  American International Group, Inc.                              (577)
            (78)  AON Corp.                                                     (1,776)
            (20)  Brown & Brown, Inc.                                             (887)
            (25)  Jefferson-Pilot Corp.                                         (1,238)
             (6)  Lincoln National Corp.                                          (295)
             (6)  Markel Corp. *                                                (2,080)
            (16)  Selective Insurance Group                                       (682)
                                                                       ---------------
                                                                                (7,535)

                  INTERNET SERVICES/SOFTWARE -- (0.2%)
             (4)  Yahoo!, Inc. *                                                  (145)

                  MACHINERY & ENGINEERING EQUIPMENT -- (1.3%)
            (20)  Rockwell Automation, Inc.                                     (1,116)

                  MANUFACTURING -- (0.6%)
             (6)  Illinois Tool Works, Inc.                                       (504)

                  METALS/MINING -- (0.6%)
             (7)  Newmont Mining Corp.                                            (291)
            (13)  Placer Dome, Inc. (Canada)                                      (230)
                                                                       ---------------
                                                                                  (521)

                  MULTI-MEDIA -- (3.6%)
             (7)  Clear Channel Communications, Inc.                              (233)
            (34)  Comcast Corp., Class A *                                      (1,098)
            (19)  New York Times Co., Class A                                     (758)
            (22)  The DIRECTV Group, Inc. *                                       (331)
            (10)  The Walt Disney Co.                                             (295)
            (19)  Time Warner, Inc. *                                             (344)
                                                                       ---------------
                                                                                (3,059)

                  OIL & GAS -- (3.7%)
             (9)  Amerada Hess Corp.                                              (780)
            (10)  Kerr-McGee Corp.                                                (642)
            (14)  Marathon Oil Corp.                                              (550)
             (7)  Schlumberger LTD                                                (456)
             (8)  Smith International, Inc. *                                     (497)
             (2)  Sunoco, Inc.                                                    (158)
                                                                       ---------------
                                                                                (3,083)

                  PHARMACEUTICALS -- (4.3%)
            (19)  Abbott Laboratories                                             (851)
             (9)  Allergan, Inc.                                                  (691)
             (5)  AmerisourceBergen Corp.                                         (297)
            (19)  Bristol-Myers Squibb Co.                                        (455)
             (4)  Eyetech Pharmaceuticals, Inc. *                                 (166)
            (18)  Hospira, Inc. *                                                 (511)
            (24)  Millennium Pharmaceuticals, Inc. *                              (223)
            (17)  Pfizer, Inc.                                                    (406)
                                                                       ---------------
                                                                                (3,600)

                  REAL ESTATE INVESTMENT TRUST -- (7.4%)
             (8)  Catellus Development Corp.                                      (222)
             (9)  CBL & Associates Properties, Inc.                               (633)

            (0)^^ Essex Property Trust, Inc.                                       (28)
           (21)   First Industrial Realty Trust                                   (806)
           (11)   Pan Pacific Retail Properties, Inc.                             (643)
           (24)   Post Properties, Inc.                                           (760)
           (17)   Reckson Associates Realty Corp.                                 (522)
            (8)   Regency Centers Corp.                                           (385)
           (16)   SL Green Realty Corp.                                           (841)
           (10)   The Mills Corp.                                                 (582)
           (11)   Vornado Realty Trust                                            (747)
                                                                       ---------------
                                                                                (6,169)

                  RETAILING -- (1.2%)
            (4)   Abercrombie & Fitch Co., Class A                                (190)
            (3)   Best Buy Co., Inc.                                              (161)
           (13)   Circuit City Stores, Inc.                                       (185)
            (2)   Family Dollar Stores, Inc.                                       (60)
           (12)   Tiffany & Co.                                                   (387)
                                                                       ---------------
                                                                                  (983)

                  RETAILING - FOOD & STAPLES -- (2.1%)
           (12)   Albertson's, Inc.                                               (267)
           (11)   Costco Wholesale Corp.                                          (525)
           (25)   Safeway, Inc. *                                                 (475)
           (10)   Wal-Mart Stores, Inc.                                           (540)
                                                                       ---------------
                                                                                (1,807)

                  SEMI-CONDUCTORS -- (5.6%)
           (23)   Advanced Micro Devices, Inc. *                                  (367)
           (12)   Freescale Semiconductor, Inc., Class B *                        (210)
           (16)   Intel Corp.                                                     (359)
           (57)   LSI Logic Corp. *                                               (347)
           (80)   Micron Technology, Inc. *                                       (834)
           (21)   Novellus Systems, Inc. *                                        (552)
           (35)   PMC - Sierra, Inc. *                                            (365)
           (47)   Teradyne, Inc. *                                                (661)
           (43)   Texas Instruments, Inc.                                       (1,010)
                                                                       ---------------
                                                                                (4,705)

                  SHIPPING/TRANSPORTATION -- (0.5%)
            (9)   Burlington Northern Santa Fe Corp.                              (438)

                  TELECOMMUNICATIONS -- (1.0%)
            (8)   AT&T Corp.                                                      (154)
           (16)   BellSouth Corp.                                                 (409)
           (35)   Tellabs, Inc. *                                                 (249)
                                                                       ---------------
                                                                                  (812)

                  TELECOMMUNICATIONS EQUIPMENT -- (0.8%)
           (45)   CIENA Corp. *                                                   (115)
           (60)   JDS Uniphase Corp. *                                            (128)
          (123)   Nortel Networks Corp. (Canada) *                                (401)
                                                                       ---------------
                                                                                  (644)

                  UTILITIES -- (8.7%)
           (25)   DTE Energy Co.                                                (1,086)
           (13)   FirstEnergy Corp.                                               (513)
          (173)   Reliant Resources, Inc. *                                     (2,154)

          (102)   TECO Energy, Inc.                                             (1,630)
           (44)   The AES Corp. *                                                 (620)
           (12)   The Southern Co.                                                (411)
           (13)   TXU Corp.                                                       (900)
                                                                       ---------------
                                                                                (7,314)

                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Proceeds $-71,718)                                          (78,199)
--------------------------------------------------------------------------------------
                  TOTAL SHORT POSITIONS -- (93.2%)
                  (PROCEEDS $71,718)                                   $       (78,199)
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 193.2%              162,096
                  NET ASSETS -- 100.0%                                          83,897
--------------------------------------------------------------------------------------

                    Percentages indicated are based on net assets of $83,897.

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                           GROSS             GROSS          NET UNREALIZED
        AGGREGATE        UNREALIZED        UNREALIZED        APPRECIATION
          COST          APPRECIATION      DEPRECIATION      (DEPRECIATION)
     ----------------------------------------------------------------------
     $        76,595   $         7,700   $        (1,132)   $         6,568

     Abbreviations:

        ^  -  Amount rounds to less than 0.1%.
       ^^  -  Amount rounds to less than one thousand.
        *  -  Non-income producing security.
       **  -  Securities are pledged with a broker as collateral for short sales.
       (a) - Affiliated. Money market funds registered under the Investment Company Act of 1940, as ammended and advised by JPMorgan Investment Management, Inc.
      ADR  -  American Depository Receipt.
     Ser.  -  Series.
      USD  -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                             JPMORGAN GLOBAL 50 FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN GLOBAL 50 FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 98.9%

                  COMMON STOCKS -- 98.9%
                  BERMUDA -- 1.9%
             10   Tyco International LTD +                             $           374

                  BRAZIL -- 2.2%
             12   Petroleo Brasileiro SA, ADR +                                    435

                  FRANCE -- 7.1%
             19   AXA (f) (l) +                                                    473
              7   LVMH Moet Hennessy Louis Vuitton SA (f) +                        472
             17   Thomson SA (f) (l) +                                             440
                                                                       ---------------
                                                                                 1,385

                  GERMANY -- 4.5%
             14   Bayer AG (f) +                                                   462
              1   Lanxess AG * +                                                    27
              6   Schering AG (f) +                                                398
                                                                       ---------------
                                                                                   887

                  HONG KONG -- 4.4%
            101   Cathay Pacific Airways LTD (f) +                                 181
             33   Hutchison Whampoa LTD (f) +                                      299
             42   Sun Hung Kai Properties LTD (f) +                                389
                                                                       ---------------
                                                                                   869

                  INDIA -- 2.4%
             19   Reliance Industries LTD, GDR, # (f) +                            469

                  JAPAN -- 19.6%
             56   Daiwa Securities Group, Inc. (f) +                               379
             66   Fujitsu LTD (f) +                                                383
             81   Itochu Corp. (f) +                                               383
              5   Kyocera Corp. (f) +                                              375
             66   Mitsui Chemicals, Inc. (f) +                                     381
              8   NEC Electronics Corp. (f) (l) +                                  404
              3   Nintendo Co., LTD (f) +                                          329
             10   Sony Corp. (f) +                                                 385
             17   Tokyo Electric Power Co. (f) +                                   410
             10   Toyota Motor Corp. (f) +                                         397
                                                                       ---------------
                                                                                 3,826

                  NORWAY -- 2.0%
             25   Statoil ASA (f) +                                                387

                  SOUTH KOREA -- 8.2%
              8   Hyundai Mobis * (f) +                                            524
             12   Kookmin Bank, ADR * +                                            513
              1   Samsung Electronics Co., LTD (f) +                               557
                                                                       ---------------
                                                                                 1,594

                  SPAIN -- 2.4%
             19   Iberdrola SA (f) +                                               465

                  SWEDEN -- 2.6%
             11   SKF AB, Ser. B (f) +                                             501

                  SWITZERLAND -- 2.2%
              5   UBS AG (f) +                                                     424

                  TAIWAN -- 2.1%
            115   United Microelectronics Corp., ADR * +                           406

                  THE NETHERLANDS -- 6.2%
             16   ING Groep NV (f) +                                               467
             51   Koninklijke KPN NV (f) +                                         492
              9   TPG NV (f) +                                                     260
                                                                       ---------------
                                                                                 1,219

                  UNITED KINGDOM -- 11.5%
             11   AstraZeneca PLC (f) +                                            425
             45   British Sky Broadcasting PLC (f) +                               482
             15   Reckitt Benckiser PLC (f) +                                      434
             14   Royal Bank of Scotland Group PLC (f) +                           468
            169   Vodafone Group PLC (f) +                                         438
                                                                       ---------------
                                                                                 2,247

                  UNITED STATES -- 19.6%
             10   Alcoa, Inc. +                                                    296
              5   AMBAC Financial Group, Inc. +                                    373
              9   Citigroup, Inc. +                                                418
              6   Eli Lilly & Co. +                                                300
             12   General Electric Co. +                                           445
             16   Juniper Networks, Inc. * +                                       401
              8   Kohl's Corp. * +                                                 377
             14   North Fork Bancorporation, Inc. +                                414
              8   Target Corp. +                                                   397
             11   Viacom, Inc., Class B +                                          425
                                                                       ---------------
                                                                                 3,846
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $17,298)                                                19,334

      PRINCIPAL
         AMOUNT
          (USD)
--------------------------------------------------------------------------------------
                 SHORT - TERM INVESTMENTS - 0.7%

                  U.S. TREASURY SECURITY -- 0.3%
                  U.S Treasury Bill, 2.09%, 2/24/05
$            50   (Cost $50)                                                        50

   SHARES
--------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 0.4%
             75   JPMorgan Prime Money Market Fund (a)
                  (Cost $75)                                                        75
                  --------------------------------------------------------------------
                  Total Short - Term Investments
                  (Cost $125)                                                      125
--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 99.6%
                  (COST $17,423)                                       $        19,459
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                     81
                  NET ASSETS -- 100.0%                                          19,540
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $19,540.

    SHARES                          COLLATERAL INVESTMENTS                  VALUE
--------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
            227   Morgan Stanley Institutional Liquidity Funds         $           227
          1,000   Barclays Global Investors Prime Money Market Fund              1,000
                                                                       ---------------
                                                                       $         1,227
                                                                       ===============

            SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2005

            The following represents the allocations by industry for common stocks and other investments based on net assets:

            INDUSTRY                                       PERCENTAGE
            -------------------------------------------------------------
            Banking                                                  9.3%
            Electronics/Electrical Equipment                         9.0
            Chemicals                                                6.8
            Insurance                                                6.7
            Pharmaceuticals                                          5.7
            Diversified                                              5.7
            Telecommunications                                       4.8
            Automotive                                               4.7
            Consumer Products                                        4.6
            Utilities                                                4.5
            Oil & Gas                                                4.2
            Semi-Conductors                                          4.1
            Financial Services                                       4.1
            Retailing                                                4.0
            Industrial Components                                    2.6
            Broadcasting/Cable                                       2.5
            Multi-Media                                              2.2
            Computer Networks                                        2.0
            Real Estate                                              2.0
            Computers/Computer Hardware                              2.0
            Distribution                                             2.0
            Toys & Games                                             1.7
            Metals/Mining                                            1.5
            Transportation                                           1.3
            Other (below 1%)                                         1.6
            -------------------------------------------------------------
            Total                                                   99.6%
            -------------------------------------------------------------

GLOBAL 50 FUND
(AMOUNTS IN THOUSANDS)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(AMOUNTS IN THOUSANDS)

                                                                                        NET UNREALIZED
                                                SETTLEMENT            VALUE              APPRECIATION
                                SETTLEMENT         VALUE           AT 1/31/05            (DEPRECIATION)
    CONTRACTS TO BUY               DATE            (USD)              (USD)                  (USD)
---------------------------------------------------------------------------------------------------------
        683   AUD                2/24/05      $         530      $         528          $         (2)
        834   CAD                2/24/05                700                672                   (28)
      1,001   CHF                2/24/05                864                843                   (21)
        728   EUR                2/24/05                961                949                   (12)
         80   EUR for
        129   CAD                2/24/05                104~               104~                    -^^
        298   GBP                2/24/05                561                561                    (-)^^
      3,816   HKD                2/24/05                491                490                    (1)
     49,377   JPY                2/24/05                584                583                    (1)
        316   NOK                2/24/05                 50                 50                    (-)^^
        288   SGD                2/24/05                175                176                     1
                                              -------------      -------------          ------------
                                              $       5,020      $       4,956          $        (64)
                                              =============      =============          ============


                                                                                        NET UNREALIZED
                                                SETTLEMENT            VALUE              APPRECIATION
                                SETTLEMENT         VALUE           AT 1/31/05            (DEPRECIATION)
    CONTRACTS TO SELL              DATE            (USD)              (USD)                  (USD)
---------------------------------------------------------------------------------------------------------
        902   CHF                2/24/05      $         779      $         760          $         19
      1,556   EUR                2/24/05              1,887              1,862                    25
        327   GBP                2/24/05                609                616                    (7)
     10,098   HKD                2/24/05              1,305              1,296                     9
    269,726   JPY                2/24/05              2,622              2,610                    12
      2,462   NOK                2/24/05                391                388                     3
      2,131   SEK                2/24/05                310                305                     5
        288   SGD                2/24/05                177                176                     1
                                              -------------      -------------          ------------
                                              $       8,080      $       8,013          $         67
                                              =============      =============          ============

~ For cross-currency exchange contracts, the settlement value is the market value at 1/31/05 of the currency being sold and the value at 1/31/05 is the market value at 1/31/05 of the currency being bought.

            For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                                         GROSS                   GROSS               NET UNREALIZED
                AGGREGATE              UNREALIZED              UNREALIZED             APPRECIATION
                  COST                APPRECIATION            DEPRECIATION           (DEPRECIATION)
                -----------------------------------------------------------------------------------
                $  17,423              $    2,622              $    (586)              $      2,036

Abbreviations:

    ^^ - Amount rounds to less than one thousand.
     * - Non-income producing security.
     # - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
     + - All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
   (a) - Affiliated. Money market funds registered under the Investment Company Act of 1940, as ammended and advised by JPMorgan Investment Management, Inc.
   (c) - Investment of cash collateral for portfolio securities on loan.
   (f) - Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

             MARKET VALUE            PERCENTAGE
             ------------            ----------
                13,731                   70.27%

   (l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
   ADR - American Depository Receipt.
   AUD - Australian Dollar.
   CAD - Canadian Dollar.
   CHF - Swiss Franc.
   EUR - Euro Dollar.
   GBP - Great Britain Pound.
   GDR - Global Depository Receipt.
   HKD - Hong Kong Dollar.
   JPY - Japanese Yen.
   NOK - Norwegian Krone.
   SEK - Swedish Krona.
  Ser. - Series.
   SGD - Singapore Dollar.
   USD - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                       JPMORGAN TAX AWARE U.S. EQUITY FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

JPMORGAN TAX AWARE U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (Unaudited)
(Amounts in thousands)

    SHARES        ISSUER                                                    VALUE
--------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 98.8%

                  COMMON STOCKS -- 98.8%

                  AEROSPACE -- 1.4%
            398   Raytheon Co.                                         $        14,867

                  BANKING -- 4.3%
            736   Bank of America Corp.                                         34,133
            267   State Street Corp.                                            11,960
                                                                       ---------------
                                                                                46,093

                  BIOTECHNOLOGY -- 1.0%
            173   Amgen, Inc. *                                                 10,755

                  BUSINESS SERVICES -- 1.6%
            679   Accenture LTD (Bermuda), Class A *                            17,688

                  CHEMICALS -- 2.0%
            508   Praxair, Inc.                                                 21,920

                  COMPUTER NETWORKS -- 1.9%
          1,144   Cisco Systems, Inc. *                                         20,643

                  COMPUTER SOFTWARE -- 5.0%
          1,425   Microsoft Corp.                                               37,437
          1,207   Oracle Corp. *                                                16,618
                                                                       ---------------
                                                                                54,055

                  COMPUTERS/COMPUTER HARDWARE -- 5.2%
          1,046   Hewlett-Packard Co.                                           20,482
            174   International Business Machines Corp.                         16,290
            235   Lexmark International, Inc., Class A *                        19,587
                                                                       ---------------
                                                                                56,359

                  CONSTRUCTION MATERIALS -- 1.7%
            466   American Standard Companies, Inc. *                           18,639

                  CONSUMER PRODUCTS -- 3.7%
            364   Altria Group, Inc.                                            23,211
            233   Colgate-Palmolive Co.                                         12,216
             83   Procter & Gamble Co.                                           4,418
                                                                       ---------------
                                                                                39,845

                  DIVERSIFIED -- 8.1%
          1,394   General Electric Co.                                          50,359
          1,013   Tyco International LTD (Bermuda)                              36,620
                                                                       ---------------
                                                                                86,979

                  FINANCIAL SERVICES -- 12.4%
            264   American Express Co.                                          14,084
            982   Citigroup, Inc.                                               48,169
            467   Freddie Mac                                                   30,490
            493   Morgan Stanley                                                27,594
            313   Washington Mutual, Inc.                                       12,626
                                                                       ---------------
                                                                               132,963

                  FOOD/BEVERAGE PRODUCTS -- 4.3%
            636   Kraft Foods, Inc., Class A                                    21,599
            593   The Coca-Cola Co.                                             24,589
                                                                       ---------------
                                                                                46,188

                  HEALTH CARE/HEALTH CARE SERVICES -- 3.4%
            293   Boston Scientific Corp. *                                      9,670
            243   Guidant Corp.                                                 17,579
            202   HCA, Inc.                                                      9,002
                                                                       ---------------
                                                                                36,251

                  INSURANCE -- 4.5%
            208   AMBAC Financial Group, Inc.                                   16,012
            265   RenaissanceRe Holdings LTD (Bermuda)                          13,281
            275   The Allstate Corp.                                            13,881
            138   Willis Group Holdings LTD (United Kingdom)                     5,338
                                                                       ---------------
                                                                                48,512

                  MULTI-MEDIA -- 6.0%
            707   Comcast Corp., Special Class A *                              22,354
            158   Gannett Co., Inc.                                             12,606
            260   The E.W. Scripps Co., Class A                                 12,054
            474   Viacom, Inc., Class B                                         17,686
                                                                       ---------------
                                                                                64,700

                  OIL & GAS -- 5.7%
            528   ChevronTexaco Corp.                                           28,731
            235   ConocoPhillips                                                21,806
            205   Exxon Mobil Corp.                                             10,593
                                                                       ---------------
                                                                                61,130

                  PHARMACEUTICALS -- 7.8%
            182   Eli Lilly & Co.                                                9,895
            450   Johnson & Johnson                                             29,082
             67   OSI Pharmaceuticals, Inc. *                                    4,362
            804   Pfizer, Inc.                                                  19,424
            142   Sepracor, Inc. *                                               8,120
            336   Wyeth                                                         13,307
                                                                       ---------------
                                                                                84,190

                  PIPELINES -- 1.6%
          1,538   El Paso Corp.                                                 16,713

                  RESTAURANTS/FOOD SERVICES -- 1.2%
            407   McDonald's Corp.                                              13,192

                  RETAILING -- 4.6%
            514   CVS Corp.                                                     23,800
            366   Home Depot, Inc.                                              15,088
            419   The TJX Companies, Inc.                                       10,482
                                                                       ---------------
                                                                                49,370

                  RETAILING - FOOD & STAPLES -- 2.8%
            591   Safeway, Inc. *                                               11,140
            365   Wal-Mart Stores, Inc.                                         19,100
                                                                       ---------------
                                                                                30,240

                  SEMI-CONDUCTORS -- 2.0%
            536   Altera Corp. *                                                10,284
            300   Analog Devices, Inc.                                          10,767
                                                                       ---------------
                                                                                21,051

                  TELECOMMUNICATIONS -- 3.3%
            442   Nextel Communications, Inc., Class A *                        12,667
            162   QUALCOMM, Inc.                                                 6,014
            480   Verizon Communications, Inc.                                  17,076
                                                                       ---------------
                                                                                35,757

                  TEXTILES -- 1.2%
            141   Mohawk Industries, Inc. *                                     12,480

                  UTILITIES -- 2.1%
            229   Dominion Resources, Inc.                                      15,888
            170   Pinnacle West Capital Corp.                                    7,097
                                                                       ---------------
                                                                                22,985
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $974,243)                                            1,063,565

                 SHORT - TERM INVESTMENTS - 2.5%

                  MONEY MARKET FUND -- 2.5%
         26,955   JPMorgan Prime Money Market Fund (a)
                  (Cost $26,955)                                                26,955
--------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 101.3%
                  (COST $1,001,198)                                    $     1,090,520
                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3)%              (13,835)
--------------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $     1,076,685
--------------------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005 are as follows (amounts in thousands):

                             GROSS                   GROSS               NET UNREALIZED
    AGGREGATE              UNREALIZED              UNREALIZED             APPRECIATION
      COST                APPRECIATION            DEPRECIATION           (DEPRECIATION)
   ------------------------------------------------------------------------------------
   $  1,001,198            $   117,403             $  (28,081)             $    89,322

Abbreviations:

*   - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) JPMorgan Chase & Co., 2005.

                     JPMORGAN TAX AWARE ENHANCED INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF JANUARY 31, 2005

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

JPMORGAN TAX AWARE ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS

As of January 31, 2005 (Unaudited)
(Amounts in thousands)

    SHARES         ISSUER                                                   VALUE
--------------------------------------------------------------------------------------
                  LONG - TERM INVESTMENTS - 51.0%

                   PREFERRED STOCKS -- 1.0%
              5    Zurich RegCaPS Funding Trust IV, 0.00%, FRN, #
                   (Cost $4,391)                                        $        4,436

  PRINCIPAL
   AMOUNT
--------------------------------------------------------------------------------------
                  STATE AND MUNICIPAL OBLIGATIONS -- 37.7%
                  ALABAMA -- 1.2%
$         5,000   Jefferson County, Limited Obligation, Ser. A, Rev.,
                  5.00%, 01/01/08                                                5,284

                  ARKANSAS -- 0.9%
          4,000   Fayetteville, Arkansas, Sales & Use Tax, Capital
                  Improvement, Special Assessment, 4.00%, 12/01/07               4,157

                  CALIFORNIA -- 1.4%
          3,000   California State, Ser. D-4, GO, Adj., 1.98%,
                  05/01/33                                                       3,000

          3,300   Sacramento County Sanitation District, Ser. A,
                  Rev., 5.88%, 12/01/27                                          3,429
                                                                       ---------------
                                                                                 6,429

                  MULTIPLE STATES -- 17.8%
          1,280   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev.,
                  Adj., MBIA, 1.94%, 01/14/16                                    1,280

         40,425   Puttable Floating Option Tax-Exempt Receipts,
                  FLOATS, Ser. PPT-12, 1.99%, 07/01/24                          40,425

         29,566   Puttable Floating Option Tax-Exempt Receipts,
                  FLOATS, Ser. PPT-34, 2.05%, 12/01/29                          29,565

          9,350   Puttable Floating Option Tax-Exempt Receipts,
                  FLOATS, Ser. PPT-38, Mode A, Adj., 2.05%, 12/01/18             9,350
                                                                       ---------------
                                                                                80,620

                  NEW JERSEY -- 4.2%
          6,580   New Jersey Economic Development Authority,
                  Cigarette Tax, Rev., 5.00%, 06/15/07                           6,897

          1,350   New Jersey Economic Development Authority,
                  North Jersey Port District, Rev., AMBAC, 7.13%,
                  02/15/08                                                       1,469

         10,000   New Jersey Transportation Trust Fund Authority,
                  Transportation System, Ser. A, Rev., MBIA, 5.00%,
                  12/15/07                                                      10,609
                                                                       ---------------
                                                                                18,975

                  NEW YORK -- 2.4%
         10,000   New York City Municipal Water Finance Authority,
                  Water & Sewer System, Ser. B, Rev., MBIA, 5.80%,
                  06/15/29                                                      10,802

                  OREGON -- 0.8%
          3,500   Oregon State Housing & Community Services
                  Department, Single Family Mortgage Program, Ser.
                  S-2, Rev., 2.55%, 03/15/06                                     3,503

                  PENNSYLVANIA -- 0.3%
          1,500   Pennsylvania Higher Educational Facilties Authority,
                  University of Pennsylvania, Health System, Ser. A,
                  Rev., 5.00%, 08/15/07                                          1,572

                  RHODE ISLAND -- 0.6%
          2,500   Rhode Island Housing & Mortgage Finance Corp.,
                  Hometown Opportunity Notes, Ser. 41-C, Rev.,
                  3.38%, 11/01/05                                                2,521

                  TEXAS -- 0.5%
          2,000   Lewisville, Texas, Combination Contract, Special
                  Assessment, Castle Hills No. 3 Project, Rev., (p),
                  4.13%, 11/01/06                                                2,060

                  VIRGINIA -- 1.7%
          8,000   Louisa IDA, Solid Waste & Sewer Disposal, Electric
                  & Power Co. Project, Ser. A, Rev., Adj., 2.30%,
                  11/01/06                                                       7,870

                  WASHINGTON -- 0.5%
          2,000   Washington Health Care Facilities Authority,
                  Multicare Health System, Rev., MBIA, 5.00%,
                  08/15/06                                                       2,073

                  WEST VIRGINIA -- 0.2%
            800   Morgantown, West Virginia, Sewer Systems, Rev.,
                  (p), 7.25%, 06/01/05                                             814

                  WISCONSIN -- 5.2%
          6,250   Wisconsin Health & Educational Facilities Authority,
                  Ser. 1999A, Rev., Adj., 4.45%, 05/01/29, #                     6,327

          3,530   Wisconsin State Health & Educational Facilities
                  Authority, Hospital Charity Obligation Group, Ser. D,
                  Rev., Adj., (p), 4.90%, 11/01/05                               3,605

          3,075   Wisconsin State Health & Educational Facilities
                  Authority, Ministry Health Care, Inc., Rev., 3.40%,
                  05/15/07                                                       3,076

          5,680   Wisconsin State Health & Educational Facilities
                  Authority, Ministry Health Care, Inc., Ser. B, Rev.,
                  3.50%, 05/15/07                                                5,742

          5,000   Wisconsin State Health & Educational Facilities,
                  Adj., 1.93%, 12/31/50, #                                       5,000
                                                                       ---------------
                                                                                23,750
                  --------------------------------------------------------------------
                  Total State and Municipal Obligations
                  (Cost $170,529)                                              170,430
                  --------------------------------------------------------------------

                  CORPORATE NOTES & BONDS -- 8.2%
                  FINANCIAL SERVICES -- 8.2%
                  Counts Trusts,
          8,250   3.07%, 08/15/07, Ser. 2002-10, FRN, #                          8,308

          8,250   3.12%, 08/15/07, Ser. 2002-11, FRN, #                          8,315
          9,200   Sigma Finance, Inc., 2.36%, 09/15/06, MTN, FRN, #              9,188
         11,100   Special Purpose Accounts Receivable Cooperative
                  Corp. (SPARCS), 2.55%, 11/21/07, Ser. 2004-4, FRN, #          11,097
                                                                       ---------------
                  Total Corporate Notes & Bonds
                  (Cost $36,800)                                                36,908
                                                                       ---------------

                  RESIDENTIAL MORTGAGE BACKED SECURITIES -- 2.7%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%
          3,898   Federal National Mortgage Association, 3.03%,
                  06/25/32, Ser. 2002-36, Class FS, FRN                          3,930

            784   Government National Mortgage Association, 2.90%,
                  12/20/30, Ser. 2000-38, Class F, FRN                             787

          7,555   Indymac Index Mortgage Loan Trust, 2.97%,
                  09/25/34, Ser. 2004-AR7, Class A1, FRN                         7,555
                                                                       ---------------
                  Total Residential Mortgage Backed Securities
                  (Cost $12,237)                                                12,272
                                                                       ---------------

                  ASSET BACKED SECURITIES -- 1.4%
          6,200   Countrywide Asset-Backed Certificates, 3.03%,
                  02/25/34, Ser. 2004-BC1, Class M1, FRN
                  (Cost $6,200)                                                  6,200
                  --------------------------------------------------------------------
                  Total Long-Term Investments
                  (Cost $230,157)                                              230,246
                  --------------------------------------------------------------------

                 SHORT - TERM INVESTMENTS - 48.9%

                  STATE AND MUNICIPAL OBLIGATIONS -- 37.5%
                  CALIFORNIA -- 9.2%
         14,900   California State, Ser. D-1, GO, FRDO, 2.00%, 02/10/05         14,900

          4,000   California Housing Finance Agency, Ser. F, Rev., FRDO
                  1.83%, 02/01/05                                                4,000

          1,000   Chela Financial USA, Inc., California Student Loan,
                  ACES, Senior Ser. C-4,  Rev., FRDO, 2.60%, 02/15/05            1,000

          8,500   Long Beach, California, Health Facilities, Memorial
                  Health Services, Rev., FRDO, 1.82%, 02/02/05                   8,500

          5,900   Metropolitan Water District of Southern California,
                  Waterworks, Ser. C-3, Rev., FRDO, 1.79%,                       5,900
                  02/03/05

          7,300   Southern California Public Power Authority, Southern
                  Transmission Project, Rev., FRDO, AMBAC, 1.79%,                7,300
                  02/02/05
                                                                       ---------------
                                                                                41,600

                  COLORADO -- 0.1%
            350   Colorado Housing & Finance Authority, Multi-Family
                  Housing, Class 1-B1, Rev., FRDO, 2.56%, 02/02/05                 350

                  DISTRICT OF COLUMBIA -- 0.7%
          3,075   District of Columbia, Ser. A-2, GO, FRDO, MBIA,
                  1.90%, 04/07/05                                                3,075

                  GEORGIA -- 0.6%
          2,900   Fulton County Development Authority, Lovett
                  School Project, Rev., FRDO, 1.83%, 02/02/05                    2,900

                  ILLINOIS -- 1.3%
          4,300   Galesburg, Illinois, Knox College Project, Rev.,
                  FRDO, 1.91%, 02/03/05                                          4,300

          1,700   Illinois Health Facilities Authority, Lifelink Corp.
                  Obligation Group, Ser. B, Rev., (p), 8.00%, 02/15/05           1,703
                                                                       ---------------
                                                                                 6,003

                  KENTUCKY -- 2.4%
          1,000   Ashland, Kentucky, PCR, 7&7 - Ashland Oil, Inc.
                  Project, Rev., FRDO, 1.80%, 02/03/05 +                         1,000

         10,000   Kenton County Airport Board, Special Facilities,
                  Airis Cincinnatti LLC, Ser. A, Rev., FRDO, 1.93%,             10,000
                  02/03/05
                                                                       ---------------
                                                                                11,000

                  MAINE -- 0.4%
          1,500   Maine Veterans Homes, Rev., (p), 7.75%, 10/01/05               1,585

                  MARYLAND -- 5.5%
         25,000   Baltimore, Maryland, Public Improvement, Ser. A,
                  GO, CONS, FRDO, FSA, 1.98%, 02/02/05 +                        25,000

                  MASSACHUSETTS -- 4.1%
         18,685   Route 3 North Transit Improvement Association,
                  Ser. B, Rev., FRDO, AMBAC, 1.79%, 02/02/05                    18,685

                  MICHIGAN -- 1.7%
          7,640   University of Michigan, Hospital, Ser. A, Rev.,
                  FRDO, 1.83%, 02/02/05                                          7,640

                  MONTANA -- 1.7%
          7,900   Montana Higher Education Student Assistance
                  Corp., Student Loan, Senior Ser. A, Rev., FRDO,
                  2.05%, 03/03/05                                                7,900

                  NEW YORK -- 8.5%
         13,425   New York City IDA, Special Facilities, FLOATS,
                  Ser. 921, Rev., FRDO, 2.02%, 02/03/05                         13,425

              1   New York State Environmental Facilities Corp.,
                  Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
                  FRDO, 1.84%, 02/03/05                                              1

         24,800   Triborough Bridge & Tunnel Authority, General
                  Purpose, Ser. B, Rev., FRDO, AMBAC, 1.80%,
                  02/02/05                                                      24,800
                                                                       ---------------
                                                                                38,226

                  NORTH DAKOTA -- 0.4%
          2,000   Underwood, North Dakota, PCR, Cooperative Power
                  Association Project, Ser. A, Rev., FRDO, 2.10%,
                  02/16/05                                                       2,000

                  WASHINGTON -- 0.9%
          4,000   Washington State Higher Education Facilities
                  Authority, Seattle Pacific University Project,
                  Ser. A, Rev., FRDO, 1.83%, 02/03/05                            4,000


                  --------------------------------------------------------------------
                  Total State and Municipal Obligations
                  (Cost $170,123)                                              169,964
                  --------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 11.4%
         51,428   JPMorgan Tax Free Money Market Fund (a)
                  (Cost $51,428)                                                51,428
                  --------------------------------------------------------------------

                  Total Short-Term Investments
                  (Cost $221,551)                                              221,392
                  --------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 99.9%
                  (COST $451,708)                                      $       451,638
                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                    899
                  --------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $       452,537
                  --------------------------------------------------------------------

                  Percentages indicated are based on net assets.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at January 31, 2005, are as follows (amounts in thousands):

                             GROSS                   GROSS               NET UNREALIZED
    AGGREGATE              UNREALIZED              UNREALIZED             APPRECIATION
      COST                APPRECIATION            DEPRECIATION           (DEPRECIATION)
   ------------------------------------------------------------------------------------
   $  451,708             $        420            $      (490)           $         (70)

Abbreviations
#           -    All or a portion of this security is a 144A or private
                 placement security and can only be sold to qualified
                 institutional buyers.
(a)         -    Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by JPMorgan Asset
                 Management, Inc.
(p)         -    Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.        -    Adjustable. The interest rate shown is the rate in effect at
                 January 31, 2005.
ACES        -    Auction Rate Securities.
AMBAC       -    American Municipal Bond Assurance Corp.
CONS        -    Consolidated Bonds.
FLOATS      -    Floating Auction Tax Exempts.
FRDO        -    Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at January 31, 2005.
FRN         -    Floating Rate Note. The rate shown is the rate in effect as of
                 January 31, 2005.
FSA         -    Financial Securities Association.
GO          -    General Obligation Bond.
IDA         -    Industrial Development Authority.
MBIA        -    Municipal Bond Insurance Association.
MTN         -    Medium Term Note.
PCR         -    Pollution Control Revenue.
Rev.        -    Revenue Bond.
Ser.        -    Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S OCTOBER 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

(C) J.P. Morgan Chase & Co., 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   J.P. Morgan Series Trust
            ---------------------------------------------------------

By (Signature and Title)       /s/ Stephanie J. Dorsey
                        ---------------------------------------------
                               Stephanie J. Dorsey, Treasurer


Date  March 28, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Stephanie J. Dorsey
                        ----------------------------------------------------
                               Stephanie J. Dorsey, Treasurer


Date  March 28, 2005
      ------------------------------------

By (Signature and Title)  /s/ George C.W. Gatch
                        --------------------------------------------------------
                               George C.W. Gatch, President


Date  March 28, 2005
      ------------------------------------